UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [X]; Amendment Number:    1
                                               -------
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
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           New York, New York 10153
           -----------------------------------------------

           -----------------------------------------------


Form 13F File Number:  028-10328
                       ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Fanjiang
        ------------------------------------------------
Title:  General Counsel
        ------------------------------------------------
Phone:  212 455-0900
        ------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jennifer Fanjiang           New York, New York           December 31, 2012
-----------------------------   ---------------------------  -----------------
[Signature]                        [City, State]                   [Date]

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Report  Type  (Check  only  one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

This filing is made solely to indicate that no securities holdings were omitted on the Form 13F filed on November 14, 2012 and no request for confidential treatment was made with the Commission.

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $    2,520,762
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ---------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
-------------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------- ----
AETNA INC                        NEW COM          00817Y108   92,760 2,342,435 SH       SOLE                2,238,895 103,540    0
AGRIUM INC                       COM              008916108  762,828 7,373,173 SH       SOLE                7,273,523  99,650    0
AMERICAN INTL GROUP INC          COM NEW          026874784   51,010 1,555,669 SH       SOLE                1,479,433  76,236    0
AMERICAN RLTY CAP TR INC         COM              02917L101   57,873 4,929,556 SH       SOLE                4,712,396 217,160    0
APPLE INC                        COM              037833100   95,495   143,148 SH       SOLE                  136,835   6,313    0
BLYTH INC                        COM NEW          09643P207    3,905   150,234 SH       SOLE                  140,386   9,848    0
COCA-COLA ENTERPRISES INC        NE COM           19122T109  149,037 4,766,122 SH       SOLE                4,553,556 212,566    0
CONVERGYS CORP                   COM              212485106    9,019   575,541 SH       SOLE                  537,812  37,729    0
COVENTRY HEALTH CARE INC         COM              222862104  113,221 2,715,787 SH       SOLE                2,594,852 120,935    0
DOLLAR GENERAL CORP              COM NEW          256677105   10,308   200,000 SH       SOLE                  190,099   9,901    0
EAGLE MATERIALS INC              COM              26969P108    2,313    50,000 SH       SOLE                   47,524   2,476    0
EXPEDIA INC DEL                  COM NEW          30212P303   60,439 1,044,926 SH       SOLE                  998,780  46,146    0
GOOGLE INC                       CL A             38259P508   84,437   111,911 SH       SOLE                  106,936   4,975    0
KINDER MORGAN INC DEL            COM              49456B101   24,359   685,793 SH       SOLE                  657,022  28,771    0
KINDER MORGAN INC DEL            W EXP 05/25/201  49456B119   10,851 3,109,122 SH       SOLE                2,968,160 140,962    0
LIBERTY MEDIA CORPORATION LIB    CAP COM A        530322106  164,514 1,580,652 SH       SOLE                1,510,741  69,911    0
LIBERTY INTERACTIVE CORP         INT COM SER A    53071M104   81,837 4,423,600 SH       SOLE                4,227,236 196,364    0
LIBERTY INTERACTIVE CORP         RIGHT 99/99/9999 53071M112    1,002    73,979 SH       SOLE                   70,778   3,201    0
LIBERTY INTERACTIVE CORP         LBT VENT COM A   53071M880   37,051   746,391 SH       SOLE                  714,296  32,095    0
MCGRAW-HILL COS INC              COM              580645109  141,384 2,589,929 SH       SOLE                2,475,246 114,683    0
MICHAEL KORS HLDGS LTD           SHS              G60754101    5,318   100,000 SH       SOLE                   95,322   4,678    0
MOTOROLA SOLUTIONS INC           COM NEW          620076307   81,498 1,612,234 SH       SOLE                1,540,536  71,698    0
NETFLIX INC                      COM              64110L106   22,836   419,476 SH       SOLE                  400,901  18,575    0
OPKO HEALTH INC                  COM              68375N103   11,359 2,717,483 SH       SOLE                2,576,324 141,159    0
PENTAIR INC                      COM              709631105   21,261   477,679 SH       SOLE                  456,609  21,070    0
POST HLDGS INC                   COM              737446104      752    25,000 SH       SOLE                   23,766   1,234    0
PRICELINE COM INC                COM NEW          741503403   58,061    93,787 SH       SOLE                   89,625   4,162    0
QEP RES INC                      COM              74733V100   60,018 1,895,708 SH       SOLE                1,811,694  84,014    0
ROCKWELL COLLINS INC             COM              774341101   27,662   515,697 SH       SOLE                  493,000  22,697    0
ROCKWOOD HLDGS INC               COM              774415103   81,330 1,745,282 SH       SOLE                1,668,105  77,177    0
SEMGROUP CORP                    CL A             81663A105   27,601   749,016 SH       SOLE                  699,915  49,101    0
SPDR GOLD TRUST                  GOLD SHS         78463V107   50,224   292,184 SH       SOLE                   263785  28,399    0
TEEKAY CORPORATION               COM              Y8564W103   32,472 1,040,760 SH       SOLE                  995,024  45,736    0
VISTEON CORP                     COM NEW          92839U206   86,727 1,950,679 SH       SOLE                1,864,322  86,357    0
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